Loss Before Income Tax (Tables)	6 Months Ended
Dec. 31, 2019
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax
		Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars, in thousands)	Note	2019	2018	2019	2018
Revenue
Commercialization Revenue		1,969	1,217	3,841	2,223
Milestone Revenue		—	500	15,000	11,000
Interest Revenue		237	153	413	284
		2,206	1,870	19,254	13,507

Clinical trial and research & development		(8,225)	(10,555)	(13,827)	(21,921)
Manufacturing production & development		(3,661)	(3,989)	(4,956)	(7,640)

Employee benefits
Salaries and employee benefits		(6,498)	(5,088)	(11,228)	(9,920)
Defined contribution superannuation expenses		(91)	—	(166)	(184)
Equity settled share-based payment transactions(1)		(1,643)	(1,208)	(2,447)	(2,026)
Total Employee benefits		(8,232)	(6,296)	(13,841)	(12,130)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(115)	(150)	(220)	(310)
Right of use asset depreciation		(356)	-	(707)	-
Intellectual property amortization		(394)	(395)	(788)	(788)
Total Depreciation and amortization of non-current assets		(865)	(545)	(1,715)	(1,098)

Other Management & administration expenses
Overheads & administration		(2,321)	(2,249)	(4,885)	(6,253)
Consultancy		(1,016)	(797)	(2,161)	(1,646)
Legal, patent and other professional fees		(1,087)	(881)	(3,979)	(2,451)
Intellectual property expenses (excluding the amount amortized above)		(658)	(703)	(1,252)	(1,295)
Total Other Management & administration expenses		(5,082)	(4,630)	(12,277)	(11,645)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	(595)	(11)	(882)	(634)
Total Fair value remeasurement of contingent consideration		(595)	(11)	(882)	(634)

Other operating income and expenses
Remeasurement of borrowing arrangements		440	(752)	39	(752)
Foreign exchange gains/(losses)		143	(23)	375	(174)
Foreign withholding tax paid		—	(52)	—	(52)
Total Other operating income and expenses		583	(827)	414	(978)

Finance (costs)/gains
Remeasurement of borrowing arrangements		620	—	740	—
Interest expense		(3,602)	(2,486)	(7,179)	(5,139)
Total Finance costs		(2,982)	(2,486)	(6,439)	(5,139)

Total loss before income tax		(26,853)	(27,469)	(34,269)	(47,678)

(1)	Share-based payment transactions

For the three and six months ended December 31, 2019 and 2018, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars)	2019	2018	2019	2018
Research and development	650,488	621,949	970,168	1,149,804
Manufacturing and commercialization	86,336	90,632	139,916	155,239
Management and administration	906,310	1,115,799	1,336,848	1,340,895
Equity settled share-based payment transactions	1,643,134	1,828,380	2,446,932	2,645,938